Summary of Income Taxes (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income (expenses) from continuing operations	BRL (3,379,927)	BRL (758,268)	BRL (76,610)
Expenses from discontinued operations	(327,115)	(92,545)
Total income tax recognized in earnings	(3,707,042)	(850,813)	(76,610)
Income tax recognized in other comprehensive income	BRL (194,020)	BRL 243,333	BRL (17,514)